FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Mar. 31, 2022
SCHEDULE OF FINANCIAL ASSETS AT FAIR VALUE

	Notes	At 31 March 2022	At 31 March 2021
		USD	USD
Listed investments	14.1	48,399	304,053
Unlisted investments	14.2	2,262,599	-
		2,310,998	304,053

14.1 Listed investments

	At 31 March 2022	At 31 March 2021
	USD	USD
Listed investments, at fair value (a) and (b)	48,399	304,053
	48,399	304,053

SCHEDULE OF UNLISTED INVESTMENT
	At 31 March	At 31 March
	2022	2021
	USD	USD
Opening balance	-	400,000
Acquisition	2,000,000	-
Change in fair value	262,599	(400,000)
	2,262,599	-